[Letterhead of Sutherland, Asbill & Brennan LLP]



                                                                November 3, 1997



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:      GE Investments Funds, Inc.
                  (File No. 2-91369)
                  --------------------------------

Dear Commissioners:

     I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated October 24, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

     If you have any questions regarding this certification, please call the undersigned at (202) 383-0606 or Lloyd F. Bernard at (202) 383-0261.

                                   Sincerely,

                                   /s/ David S. Goldstein
                                   -----------------------------------
                                   David S. Goldstein



cc:      Matthew J. Simpson
         Kathleen A. Leo
         Lloyd F. Bernard